Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 449,253	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,947,033	2,573,258
Accounts receivable from related parties	114,873	113,976
Inventories	976,893	809,097
Prepaid expenses and other current assets	985,154	783,231
Deferred tax asset, current	348,731	350,162
Total current assets	5,821,937	5,152,594
Property, plant and equipment, net	2,656,984	2,527,292
Intangible assets	696,707	692,544
Goodwill	8,902,372	8,140,468
Deferred tax asset, non-current	91,284	93,168
Equity Method Investments	344,986	250,373
Other assets	538,364	238,222
Total assets	19,052,634	17,094,661
Current liabilities:
Accounts payable	490,799	420,637
Accounts payable to related parties	135,836	121,887
Accrued expenses and other current liabilities	1,687,871	1,537,423
Short-term borrowings and other financial liabilities	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Current portion of long-term debt and capital lease obligations	606,177	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	120,877	117,542
Deferred tax liability, current	29,774	22,349
Total current liabilities	3,993,654	3,789,723
Total long-term debt less current maturities	5,585,103	4,309,676
Other liabilities	273,255	294,015
Pension liabilities	211,099	190,150
Income tax payable, non-current	180,931	200,581
Deferred tax liability, non-current	580,866	506,896
Total liabilities	10,824,908	9,291,041
Noncontrolling interests subject to put provisions	306,723	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,449	4,440
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	369,986	369,002
Additional paid-in capital	3,368,938	3,339,781
Retained earnings	4,058,893	3,858,080
Accumulated other comprehensive (loss)	(31,865)	(194,045)
Total Company shareholders' equity	7,770,401	7,377,258
Noncontrolling interests not subject to put provisions	150,602	146,653
Total equity	7,921,003	7,523,911
Total liabilities and equity	$ 19,052,634	$ 17,094,661